Trade Accounts Payable	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Trade Accounts Payable
17.	TRADE ACCOUNTS PAYABLE
See accounting policy in Note 2.3.3.

	12.31.2024	12.31.2023
Foreign suppliers	492.5	420.4
Domestic suppliers	190.7	175.7
Risk partners	283.1	190.9

	966.3	787.0